Principal Accounting Policies (Revenue recognition) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Phoenix TV [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Agency service fees to third-party advertising agencies	$ 22,400,000	135,900,000	77,700,000	49,100,000
Revenue from barter transactions involving exchanging advertising services for content, technical and marketing services		0	2,300,000	2,300,000
Percentage of revenues generated from sales of Phoenix TV's video content paid to Phoenix TV (as a percent)					50.00%